Condensed Financial Statements - Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 211,456	$ 88,871	$ 54,133	$ 71,368
Restricted cash	793	3,145
Other current assets	25,264	25,447
Total current assets	683,657	598,980
Non-current assets:
Total assets	1,181,626	948,867
Current liabilities:
Short-term loans	189,581	63,373
Accrued liabilities	43,454	34,605
Other taxes payable	2,299	107
Other current liabilities	19,481	8,634
Total current liabilities	373,775	194,105
Total liabilities	403,772	214,118
Equity:
Ordinary shares ($0.02 par value: 5,002,500,000 shares authorized as of December 31, 2013 and 2014; 572,270,834 and 561,159,373 issued and outstanding as of December 31, 2013 and 2014, respectively)	11,223	11,445
Additional paid-in capital	295,308	353,173
Accumulated earnings	415,329	303,171
Accumulated other comprehensive income	55,994	66,960
Total equity	777,854	734,749	578,223	505,726
Total liabilities and equity	1,181,626	948,867
Parent Company
Current assets:
Cash and cash equivalents	22,397	5,246	1,539	1,980
Restricted cash		2,837
Dividends receivable	5,849	5,953
Other current assets	64	10,897
Total current assets	28,310	24,933
Non-current assets:
Investments in subsidiaries	784,912	711,157
Total assets	813,222	736,090
Current liabilities:
Short-term loans	30,000
Accrued liabilities	628	302
Other taxes payable	210	239
Other current liabilities	4,530	800
Total current liabilities	35,368	1,341
Total liabilities	35,368	1,341
Equity:
Ordinary shares ($0.02 par value: 5,002,500,000 shares authorized as of December 31, 2013 and 2014; 572,270,834 and 561,159,373 issued and outstanding as of December 31, 2013 and 2014, respectively)	11,223	11,445
Additional paid-in capital	295,308	353,173
Accumulated earnings	415,329	303,171
Accumulated other comprehensive income	55,994	66,960
Total equity	777,854	734,749	578,223	505,726
Total liabilities and equity	$ 813,222	$ 736,090